SCHEDULE OF COMPONENTS OF PROVISION FOR INCOME TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax current year	$ 529	$ 500	$ 137
Over provision for previous years		(270)
Deferred tax			(134)
Income tax expense	$ 529	$ 230	$ 3